Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATIONS
Profit or loss for the period	$ 65.9	$ 652.5	$ 953.0	$ 470.3
Reconciled to net cash provided by operations:
- Share of equity investees' (profits)/losses	(4.9)	51.7	(4.0)	22.7
- Impairment of investment in equity investee			6.8
- Income and mining tax expense	133.8	291.9	552.0	358.4
- Royalties	43.3	151.2	149.7
- (Profit)/loss on disposal of listed investments	0.4	(27.6)	(12.8)	(111.7)
- Impairment of listed investments		10.5	0.5	8.1
- Impairment of assets		41.6	9.5
- Depreciation and amortization	389.4	729.9	745.3	631.1
- Loss/(profit) on disposal of property, plant and equipment	(0.7)	(0.5)	0.4	(0.3)
- Share-based compensation	27.0	77.7	66.4	53.9
- Accretion expense on provision for environmental rehabilitation	10.9	28.2	24.9	19.3
- Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.3	0.1	(9.4)
- Finance expense capitalized	(4.7)	(13.0)	(9.3)	(6.5)
- South African Equity Empowerment Transactions	297.6
- Other	6.2	(20.1)	(16.5)	(54.1)
- Cash portion of share of equity investee loss		(50.1)
- Payment against post-retirement health care provision	(0.6)	(0.1)	(0.3)	(0.3)
Changes in operating assets and liabilities:
- Receivables	(37.0)	(151.8)	22.1	94.4
- Inventories and heap leach pads	(25.7)	(93.4)	(165.2)	(43.4)
- Accounts payable and provisions	58.5	86.1	62.8	(41.7)
- Royalties paid	(44.5)	(163.0)	(125.1)
- Income and mining taxes paid	(106.5)	(455.1)	(352.8)	(227.9)
NET CASH PROVIDED BY OPERATIONS	808.3	1,146.9	1,907.5	1,162.9
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(593.6)	(1,322.8)	(1,153.0)	(913.1)
Proceeds on disposal of property, plant and equipment	5.3	2.0	5.3	1.2
Royalty termination				(257.1)
Purchase of Glencar asset				(43.0)
Purchase of listed investments	(9.4)	(0.8)	(0.1)	(13.5)
Proceeds on sale of listed investments	0.4	65.4	13.7	385.8
Investment in environmental trust funds	(15.4)	(6.3)	(16.2)	(12.3)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(666.7)	(1,372.5)	(1,223.3)	(852.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	1,543.8	1,451.0	1,167.9	1,619.9
Long and short-term loans repaid	(1,330.8)	(975.9)	(654.6)	(1,637.5)
(Repayment)/utilization of bank overdraft				(9.7)
Decrease in noncontrolling interests funding	(2.9)			(15.4)
Increase in noncontrolling interests funding	9.3	27.7	31.0
Purchase of noncontrolling interests		(10.8)	(1,055.6)
Dividends paid to Company shareholders	(67.4)	(364.2)	(174.9)	(118.1)
Dividends paid to noncontrolling interests	(20.2)	(11.5)	(41.9)	(23.1)
Payment to South African Equity interests in South Deep		(2.5)	(3.0)
Ordinary shares issued	5.4	2.0	6.5	7.4
NET CASH PROVIDED BY/(UTILIZED IN) FINANCING ACTIVITIES	137.2	115.8	(724.6)	(176.5)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	30.0	21.4	(25.1)	8.8
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	308.8	(88.4)	(65.5)	143.2
CASH AND CASH EQUIVALENTS - beginning of the year	500.7	744.0	809.5	357.5
CASH AND CASH EQUIVALENTS - end of year	809.5	655.6	744.0	500.7
Far Southeast (FSE) Deposit
CASH FLOWS FROM INVESTING ACTIVITIES
Investment	(54.0)	(110.0)	(66.0)
Mankayan Project-Bezant Resources
CASH FLOWS FROM INVESTING ACTIVITIES
Investment			$ (7.0)